INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
Schedule of Components of Tax (Expense) Benefit
	Years ended December 31,
	2012	2013	2014
Loss before income tax
PRC	$(205,940,795)	$(244,731,725)	$(2,748,982)
Other jurisdictions	(15,268,847)	(16,910,484)	(31,234,691)
Total	(221,209,642)	(261,642,209)	(33,983,673)
Current tax benefit (expense)
PRC	$1,191,416	$(36,084)	$-
Other jurisdictions	(102,728)	(2,850,524)	256,071
Subtotal	1,088,688	(2,886,608)	256,071
Deferred tax benefit (expense)
PRC	$(22,884,154)	$3,119,511	$(4,595,374)
Other jurisdictions	442,976	2,489,812	4,689,183
Subtotal	(22,441,178)	5,609,323	93,809
Total income tax benefit (expense)	$(21,352,490)	$2,722,715	$349,880

Schedule of Principal Components of Deferred Income Tax Assets and Liabilities
	At December 31,
	2013	2014
Deferred tax assets:
Property, plant and equipment	$1,432,778	$1,066,226
Inventories provision	691,170	583,642
Tax losses	84,321,238	95,506,037
Contingent liabilities	5,969,728	880,351
Derivative liabilities	26,462	-
Bad debts provision	1,190,463	3,213,547
Deferred subsidies	8,414,300	4,580,462
Impairment for long-lived assets	51,242,022	49,995,931
Warranty provision	-	7,861,035
Silicon income	-	456,563
Others	1,113,886	1,495,083
Total gross deferred tax assets	$154,402,047	$165,638,877
Valuation allowance on deferred tax assets	(134,888,129)	(145,288,802)
Net deferred tax assets	$19,513,918	$20,350,075

Analysis as
Current	$5,272,284	$11,437,218
Non-current	14,241,634	8,912,857
	$19,513,918	20,350,075

Deferred tax liabilities:
Property, plant and equipment	$201,239	$216,326
Prepaid land use right	318,548	303,643
Derivative assets	116,905	-
Total deferred tax liabilities	$636,692	$519,969
Analysis as:
Current	$53,984	$69,017
Non-current	582,708	450,952
	$636,692	$519,969

Schedule of Reconciliation Between the Applicable Statutory Income Tax Rate and the Company's Effective Tax Rate
	Years ended December 31,
	2012	2013	2014
PRC applicable income tax rate	25.0%	25.0%	25.0%
Effect of timing difference reversed in the year with different rate	(5.7)%	3.1%	11.3%
Tax holiday	0.3%	0.3%	0.8%
Valuation allowance	(28.7)%	(26.8)%	(36.1)%
Expiration of tax loss	-	-	(14.0)%
Effect of different tax rate of subsidiaries	(1.7)%	(0.9)%	13.5%
Non-deductible expense	0.8%	(1.7)%	(7.3)%
R&D super deduction	1.8%	1.4%	8.4%
Goodwill impairment	(1.1)%	-	-
Others	(0.4)%	0.6%	(0.6)%
Effective income tax rate	(9.7)%	1.0%	1.0%

Schedule of Aggregate Amount and Per Share Effect of the Tax Holiday
	Years ended December 31,
	2012	2013	2014
Aggregate	$(12,231,260)	$8,943,517	$4,081,529
Per share effect -basic	$(0.07)	$0.05	$0.02
Per share effect-diluted	$(0.07)	$0.05	$0.02